GENERAL	6 Months Ended
Jun. 30, 2025
Disclosure Of General Information About Financial Statements [Abstract]
GENERAL [Text Block]
NOTE 1 -	GENERAL

A.	Corporate information

IM Cannabis Corp. (the “Company” or “IMCC”) is listed for trading on the NASDAQ, commencing from March 1, 2021, under the ticker symbol “IMCC”. IMCC’s main office is in Kibbutz Glil-Yam, Israel. On June 2, 2025, the common shares of the Company have been voluntary delisted from trading on the Canadian Securities Exchange (the “CSE”).

The Company and its subsidiaries (collectively, the “Group”) operate as one reporting unit in geographical reporting segments (see also Note 7 below). Most of the Group’s revenue is generated from sales of medical cannabis products to customers in Israel and Germany. The remaining revenue is generated from sales of other products to customers in Israel and Germany.

In Israel, IMCC operates in the field of medical cannabis through its subsidiary, Focus Medical Herbs Ltd. (“Focus”), which held a cultivation license to breed, grow and supply medical cannabis products in Israel under the regulations of medical cannabis by the Israeli Ministry of Health through its Israel Medical Cannabis Agency (“IMCA”) until July 2022. In July 2022, Focus closed its cultivation facility and received an IMCA license, which allows it to import cannabis products and proceed with its supply activity. All its operations are performed pursuant to the Israeli Dangerous Drugs Ordinance (New Version), 1973 (the “Dangerous Drugs Ordinance”) and the related regulations issued by IMCA.

In 2021, IMCC also entered the field of retail medical cannabis and other pharmaceutical products in Israel through the acquisition of several pharmacies and trade houses specializing in medical cannabis, including the pharmacies of Rivoly Trading and Marketing Ltd. (“Vironna”), R.A. Yarok Pharm Ltd. (“Yarok Pharm”) and the trade houses of Panaxia and Rosen High Way Ltd. (“Rosen”).

In Europe, IMCC operates through Adjupharm GmbH (“Adjupharm”), a German-based subsidiary acquired by IMC Holdings Ltd. (“IMC Holdings”) on March 15, 2019. Adjupharm is an EU-GMP-certified medical cannabis producer and distributor with wholesale, narcotics handling, manufacturing, procurement, storage and distribution licenses granted by German regulatory authorities that allow for import or export capability with requisite permits.

The Company and its subsidiaries do not engage in any U.S. cannabis-related activities as defined in Canadian Securities Administrators Staff Notice 51-352.

B.	Definitions In these financial statements:

The Company, or IMCC	-	IM Cannabis Corp.

The Group	-	IM Cannabis Corp., its Subsidiaries

Subsidiaries	-	Companies that are controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company

CAD or $	-	Canadian Dollar

US$	-	United States dollar

NIS	-	New Israeli Shekel

C.	Liquidity and capital resources and going concern

The Company devotes substantially all its efforts to commercializing its medical cannabis products, which are expected to require substantial further expenditures. Thus, from time to time the Company is raising capital for such purposes. As of June 30, 2025, the Group has cash on hand, negative working capital and an accumulated deficit of $794, $9,706 and $258,925, respectively.

During the reported periods, the Group’s operating expenses included various assumptions concerning the level and timing of cash receipts from sales and cash outlays for operating expenses and capital expenditure, of which the Company executed a cost-saving plan, to allow the continuing of its operations and meet its cash obligations. The cost saving plan consisted of cost reduction due to efficiencies and synergies, which include mainly (i) discontinued operations of loss-making activities, (ii) reduction in payroll and headcount, (iii) reduction in compensation paid to key management personnel (including layoffs of key executives), (iv) operational efficiencies and reduced capital expenditures and (v) establishing new and efficient supply chains to support its activities in the German region. In the reporting period, the Company continued to closely monitor its expenses.

Management plans to finance its operations through (i) sales of its medical cannabis products in Israel and on a larger scale in the German territory, resulting from Germany's legalization of cannabis on April 1, 2024, which facilitates the access to medical cannabis prescriptions for patients and legalizes non-profit social clubs starting July 1, 2024 and through (ii) sales of equity and/or raising debts (including shelf registration statement on Form F-3 that was declared effective on July 11, 2025 by the Securities and Exchange Commission (“SEC”) and which allows the Company to register up to US$50,000 thousand of certain equity and/or debt securities of the Company through prospectus supplement). However, there is no assurance that additional capital and financing will be available to the Group, and even if available, whether it will be on terms acceptable to the Group or in the required amounts.

For more information regarding funds raising through debts and/or capital transactions, see Note 3B and 8 below, respectively.

These conditions raise uncertainties that cast significant doubt as to whether the Company will be able to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets or liabilities that might be necessary should the Company be unable to continue as a going concern.

D.
Impact of continued interest rate on the Group's business activity

Following macroeconomic developments around the world that have taken place in recent years, there has been an increase in inflation rates in Israel and around the world. As part of the steps taken to curb the rise in prices, central banks around the world, including the Bank of Israel, began to raise the interest rate.

The increase in the interest rate has a negative impact on the Company due to its liabilities towards bank institution and others that bear an interest rate at a variable rate.

E.
Impact of the security situation on the Group's business activity

On October 7, 2023, the State of Israel was attacked by the terrorist organization Hamas, and as a result, the State of Israel declared a state of war and a large-scale mobilization of reserves (the “War”). At the same time, a front of fighting also developed in the northern border against the terrorist organization Hezbollah, which led to extensive evacuation of residents. As of the reporting date, the State of Israel is still defined as being in a state of War, the intensity and dimensions of which change from time to time. The War is an exceptional event with security and economic implications whose extent and outcomes are unpredictable. In response to the War, the State of Israel is taking significant steps to ensure the security of its residents, which have a considerable impact on economic and business activities in the country. The events of the War have led to a reduction in business activity in the economy and a significant slowdown in economic activity, affecting the business operations of entities in various circles of influence, among others due to the closure of factories in the south and north of the country, damage to infrastructure, long-term mobilization of reservists, and more. Potential fluctuations in commodity prices, foreign exchange rates, availability of materials, availability of manpower, local services, and difficulties in accessing local resources have affected and are expected to continue to affect entities whose main operations are in Israel. In addition, the state of warfare also affects the activities of entities that rely on foreign workers or on workers recruited for the purposes of the fighting, international trade, foreign companies in Israel, civil aviation, and more. As a result, the War has significant implications for the economy and imposes a considerable burden on the continuation of business activity and the functional and operational continuity of the entities.

It should be noted that in November 2024, a ceasefire was reached with the terrorist organization Hezbollah in the north of the country, however, the War continues in other arenas and the rehabilitation process of areas affected by the War has not yet been completed.

On June 13, 2025, the State of Israel launched Operation “Rising Lion” against military targets in Iran, with a focus on the Iranian nuclear project. As a result, a state of emergency was declared in Israel, causing repercussions and restrictions on the Israeli economy, which included, among other things, partial or complete closure of businesses, restrictions on gatherings in workplaces and in the education system, as well as a decrease in the workforce due to reserve enlistment and a reduction in the number of foreign workers. During the operation, a targeted American attack occurred in Iran, after which a ceasefire was achieved on June 24, 2025.

The Company's management is continuously monitoring the developments regarding the War and is acting in accordance with the guidelines of the various authorities. The Company suffered a negative impact from the War commencing the last quarter of 2023 but it believes that it will have a potential positive effect in the medium to long term. The Company has experienced damage to its ability to function, affecting various aspects, including employees, supplies, imports, sales, and more.

F.	Approval of consolidated financial statements These interim condensed consolidated financial statements were authorized for issue by the Company's Board of Directors (“Board”) on August 11, 2025.